PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
2017		$ 270
2018	177	200
2019	260	248
2020	360	492
2021 and thereafter	1,326	1,163
Expected benefit payments, total	$ 2,123	$ 2,373